Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Customer contracts	67,574,728	68,720,605	9,679,095
Software	3,504,421	3,504,421	493,587
Less: Accumulated amortization - customer contracts	(64,656,059)	(64,656,059)	(9,106,615)
Less: Accumulated amortization - software	(3,365,974)	(3,504,421)	(493,587)
Intangible assets subject to amortization	3,057,116	4,064,546	572,480
Foreign currency translation adjustment	(2,918,669)	(4,064,546)	(572,480)
Intangible assets, net	138,447	—	—

Insurance Brokerage Licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was RMB3,768,010, RMB4,540,289 and RMB138,447 for the years ended December 31, 2021, 2022 and 2023, respectively. Loss from disposal of intangible assets was nil for year 2023.

The amortization expense for the next five years and thereafter as of December 31, 2022 and 2023, are as follows:

	As of December 31
	2022	2023
	RMB	RMB
Within 1 year	30,196	-
Between 1 and 2 years	30,196	-
Between 2 and 3 years	30,196	-
Between 3 and 4 years	30,196	-
Over 4 years and thereafter	17,663	-
Total	138,447	-